Leases (Schedule of Cash Flow and Other Information Related to Operating Leases) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 9,685
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 7,246
Weighted-average remaining lease term - operating leases	3 years 2 months 4 days
Weighted-average discount rate - operating leases	4.72%